Summary of Significant Accounting Policies (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense		$ 632,580	$ 410,640	$ 869,960	$ 585,886
Loans payable		$ 150,000
EID Loan [Member]
Debt instrument term		30 years
Debt instrument interest rate		3.75%
Repayment of debt		$ 731
Paycheck Protection Program [Member]
Proceeds from loans	$ 339,000
Debt instrument term	2 years
Debt instrument interest rate	1.00%